American Funds Emerging Markets Bond Fund®
Investment portfolio
March 31, 2020
unaudited
Bonds, notes & other debt instruments 89.09% Bonds & notes of governments & government agencies outside the U.S. 78.08%	Principal amount (000)	Value (000)
Abu Dhabi (Emirate of) 3.125% 2027	$1,600	$1,635
Angola (Republic of) 9.50% 2025	4,480	1,930
Angola (Repulic of) 8.25% 2028	3,000	1,250
Angola (Repulic of) 8.00% 2029[1]	7,000	2,923
Argentine Republic 2.25% 2020[2]	ARS38,990	365
Argentine Republic 2.50% 2021[2]	98,693	720
Argentine Republic 6.875% 2021	$7,600	2,223
Argentine Republic 5.625% 2022	1,900	561
Argentine Republic (Badlar Private Banks ARS Index + 2.00%) 52.564% 2022[3]	ARS20,176	143
Argentine Republic 1.40% 2023	337,899	1,965
Argentine Republic 4.00% 2023[2]	155,311	1,244
Argentine Republic 4.625% 2023	$350	102
Argentine Republic 7.50% 2026	11,650	3,291
Argentine Republic 6.875% 2027	3,400	952
Argentine Republic 5.875% 2028	2,000	547
Argentine Republic 7.82% 2033[4]	€1,238	437
Argentine Republic 0% 2035	$600	5
Argentine Republic 3.75% 2038 (5.25% on 3/31/2029)[4]	2,984	905
Argentine Republic 6.875% 2048	380	100
Argentine Republic Inflation-Protected Security 5.83% 2033[2]	ARS41,772	332
Bahrain (Kingdom of) 5.875% 2021	$650	637
Bahrain (Kingdom of) 6.125% 2022	4,500	4,293
Bahrain (Kingdom of) 6.125% 2023	1,330	1,269
Bahrain (Kingdom of) 6.75% 2029[1]	520	467
Benin (Republic of) 5.75% 2026	€1,230	1,143
Brazil (Federative Republic of) 6.00% 2024[2]	BRL6,316	1,336
Brazil (Federative Republic of) 10.00% 2025	50,337	10,940
Brazil (Federative Republic of) 10.00% 2027	7,010	1,531
Brazil (Federative Republic of) 6.00% 2050[2]	672	157
Brazil (Federative Republic of) 6.00% 2055[2]	3,361	793
Buenos Aires (City of) (Badlar Private Banks ARS Index + 3.75%) 43.668% 2028[3]	ARS36,244	328
Cameroon (Republic of) 9.50% 2025	$3,700	3,359
China (People’s Republic of), Series 1906, 3.29% 2029	CNY10,900	1,616
China (People’s Republic of), Series 1910, 3.86% 2049	79,210	12,434
China Development Bank Corp., Series 1905, 3.48% 2029	77,500	11,206
China Development Bank Corp., Series 1814, 3.65% 2029	11,000	1,617
Colombia (Republic of) 4.50% 2029	$1,400	1,446
Colombia (Republic of), Series UVL, 3.50% 2021[2]	COP1,682,323	477
Colombia (Republic of), Series B, 7.00% 2022	2,333,200	597
Colombia (Republic of), Series B, 6.25% 2025	34,521,400	8,243
Colombia (Republic of), Series B, 7.50% 2026	15,462,800	3,900
Colombia (Republic of), Series B, 6.00% 2028	35,130,000	8,077
Colombia (Republic of), Series B, 7.75% 2030	9,490,000	2,427
Costa Rica (Republic of) 4.375% 2025	$785	653
Costa Rica (Republic of) 6.125% 2031[1]	2,735	2,323
Costa Rica (Republic of) 7.00% 2044	2,222	1,800
Cote d’Ivoire (Republic of) 5.375% 2024[1]	900	815
American Funds Emerging Markets Bond Fund — Page 1 of 12

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Cote d’Ivoire (Republic of) 5.25% 2030	€4,400	$4,186
Cote d’Ivoire (Republic of) 5.875% 2031	5,875	5,564
Dominican Republic 10.50% 2023	DOP39,300	740
Dominican Republic 5.50% 2025	$2,244	2,174
Dominican Republic 6.875% 2026	2,335	2,343
Dominican Republic 6.875% 2026[1]	1,200	1,204
Dominican Republic 9.75% 2026	DOP341,750	5,737
Dominican Republic 10.375% 2026	9,600	180
Dominican Republic 11.00% 2026	54,400	1,009
Dominican Republic 5.95% 2027[1]	$2,600	2,480
Dominican Republic 5.95% 2027	2,000	1,908
Dominican Republic 11.25% 2027	DOP62,600	1,223
Dominican Republic 11.375% 2029	35,000	688
Dominican Republic 7.45% 2044	$2,500	2,450
Dominican Republic 6.85% 2045	300	278
Dominican Republic 6.50% 2048	815	725
Dominican Republic 6.40% 2049[1]	3,885	3,459
Dominican Republic 6.40% 2049	580	516
Dominican Republic 5.875% 2060[1]	5,219	4,449
Egypt (Arab Republic of) 4.55% 2023[1]	2,800	2,494
Egypt (Arab Republic of) 5.577% 2023[1]	1,575	1,464
Egypt (Arab Republic of) 13.973% 2023	EGP19,500	1,245
Egypt (Arab Republic of) 15.90% 2024	29,600	2,014
Egypt (Arab Republic of) 4.75% 2026	€2,000	1,901
Egypt (Arab Republic of) 4.75% 2026	1,900	1,806
Egypt (Arab Republic of) 15.70% 2027	EGP22,200	1,535
Egypt (Arab Republic of) 6.588% 2028[1]	$4,400	3,767
Egypt (Arab Republic of) 5.625% 2030	€1,465	1,240
Egypt (Arab Republic of) 7.50% 2032[1]	$2,500	2,033
Egypt (Arab Republic of) 8.50% 2047[1]	200	165
Egypt (Arab Republic of) 8.15% 2059[1]	2,600	2,132
Ethiopia (Federal Democratic Republic of) 6.625% 2024	5,575	5,039
Gabonese Republic 6.375% 2024	1,376	965
Gabonese Republic 6.95% 2025	3,400	2,290
Gabonese Republic 6.625% 2031[1]	3,865	2,392
Ghana (Republic of) 19.75% 2024	GHS487	80
Ghana (Republic of) 19.00% 2026	9,740	1,518
Ghana (Republic of) 6.375% 2027[1]	$530	391
Greece (Hellenic Republic of) 3.375% 2025	€3,740	4,501
Greece (Hellenic Republic of) 3.75% 2028	1,095	1,397
Greece (Hellenic Republic of) 1.875% 2035	460	523
Guatemala (Republic of) 4.375% 2027	$3,125	3,027
Honduras (Republic of) 6.25% 2027	6,900	6,062
Honduras (Republic of) 6.25% 2027[1]	1,950	1,713
India (Republic of) 8.24% 2027	INR530,750	7,689
India (Republic of) 7.59% 2029	33,100	465
India (Republic of) 7.73% 2034	350,800	5,073
Indonesia (Republic of), Series 59, 7.00% 2027	IDR89,289,000	5,221
Indonesia (Republic of), Series 64, 6.125% 2028	112,563,000	6,082
Indonesia (Republic of), Series 82, 7.00% 2030	60,000,000	3,449
Indonesia (Republic of), Series 73, 8.75% 2031	42,600,000	2,669
Indonesia (Republic of), Series 65, 6.625% 2033	107,884,000	5,697
Indonesia (Republic of), Series 68, 8.375% 2034	24,000,000	1,463
Indonesia (Republic of), Series 72, 8.25% 2036	57,999,000	3,465
Iraq (Republic of) 6.752% 2023[1]	$2,905	2,366
American Funds Emerging Markets Bond Fund — Page 2 of 12

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Iraq (Republic of) 5.80% 2028	$250	$191
Israel (State of) 3.375% 2050	1,340	1,307
Jordan (Hashemite Kingdom of) 5.75% 2027[1]	4,800	4,256
Kazakhstan (Republic of) 6.50% 2045	2,400	3,155
Kenya (Republic of) 6.875% 2024	4,345	4,158
Kenya (Republic of) 7.25% 2028	2,400	2,244
Kenya (Republic of) 7.25% 2028[1]	1,725	1,613
Kenya (Republic of) 8.00% 2032[1]	700	649
Kenya (Republic of) 8.25% 2048	2,300	2,135
Kenya (Republic of) 8.25% 2048[1]	660	613
Maharashtra (State of) 7.25% 2026	INR100,000	1,341
Malaysia (Federation of), Series 0316, 3.90% 2026	MYR13,200	3,160
Malaysia (Federation of), Series 0219, 3.885% 2029	15,270	3,683
Malaysia (Federation of), Series 0419, 3.828% 2034	19,800	4,648
Malaysia (Federation of), Series 0415, 4.254% 2035	5,600	1,347
Malaysia (Federation of), Series 0615, 4.786% 2035	2,425	612
Malaysia (Federation of), Series 0418, 4.893% 2038	47,400	12,244
Malaysia (Federation of), Series 0219, 4.467% 2039	6,000	1,421
Malaysia (Federation of), Series 0518, 4.921% 2048	4,200	1,093
Mozambique (Republic of) 5.00% 2031	$4,665	3,569
Namibia (Republic Of) 5.50% 2021	1,943	1,877
National Highways Authority of India 7.17% 2021	INR30,000	404
Nigeria (Republic of) 6.75% 2021	$1,100	1,034
Nigeria (Republic of) 6.75% 2021[1]	1,000	940
Nigeria (Republic of) 16.39% 2022	NGN250,000	757
Nigeria (Republic of) 14.2% 2024	485,000	1,399
Nigeria (Republic of) 7.625% 2047	$1,600	1,075
Nota Do Tesouro Nacional 6.00% 2030[2]	BRL48,654	10,727
Oman (Sultanate of) 5.375% 2027	$1,500	1,082
Oman (Sultanate of) 5.625% 2028	500	360
Pakistan (Islamic Republic of) 5.50% 2021	1,000	959
Pakistan (Islamic Republic of) 5.50% 2021[1]	700	672
Pakistan (Islamic Republic of) 8.25% 2024	2,100	1,868
Pakistan (Islamic Republic of) 8.25% 2025	1,500	1,321
Pakistan (Islamic Republic of) 6.875% 2027[1]	1,900	1,588
Pakistan (Islamic Republic of) 6.875% 2027	400	334
Panama (Republic of) 3.75% 2026[1]	2,585	2,603
Panama (Republic of) 3.16% 2030	1,400	1,406
Panama (Republic of) 4.50% 2047	1,350	1,492
Panama (Republic of) 4.50% 2050	1,570	1,741
Panama (Republic of) 4.50% 2056	1,095	1,196
Paraguay (Republic of) 5.00% 2026[1]	2,400	2,472
Paraguay (Republic of) 5.00% 2026	720	742
Paraguay (Republic of) 5.60% 2048[1]	3,555	3,662
Peru (Republic of) 4.125% 2027	1,065	1,210
Peru (Republic of) 6.15% 2032	PEN15,575	4,884
Peru (Republic of) 5.40% 2034	18,089	5,270
Peru (Republic of) 5.35% 2040	16,095	4,547
Poland (Republic of), Series 0420, 1.50% 2020	PLN5,814	1,406
Poland (Republic of), Series 1024, 2.25% 2024	20,400	5,188
PT Indonesia Asahan Aluminium Tbk 6.53% 2028[1]	$350	375
Qatar (State of) 3.875% 2023[1]	800	825
Qatar (State of) 4.50% 2028[1]	5,300	5,820
Qatar (State of) 5.103% 2048[1]	2,200	2,679
Romania 2.375% 2027	€830	929
American Funds Emerging Markets Bond Fund — Page 3 of 12

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Romania 2.00% 2032	€300	$298
Romania 3.50% 2034	1,140	1,277
Romania 3.375% 2038	1,525	1,616
Romania 4.625% 2049	3,200	3,748
Romania 4.625% 2049	2,340	2,741
Russian Federation 7.00% 2023	RUB1,328,420	17,161
Russian Federation 7.00% 2023	56,900	737
Russian Federation 4.75% 2026	$1,400	1,490
Russian Federation 8.15% 2027	RUB806,215	11,193
Russian Federation 4.375% 2029[1]	$9,400	10,081
Russian Federation 4.375% 2029	200	214
Russian Federation 8.50% 2031	RUB501,366	7,306
Russian Federation 7.25% 2034	206,500	2,749
Russian Federation 5.10% 2035[1]	$800	926
Russian Federation 5.10% 2035	800	926
Russian Federation 5.25% 2047	4,200	5,102
Russian Federation, Series 2002, 2.50% 2028[2]	RUB960,617	11,797
Senegal (Republic of) 8.75% 2021	$3,339	3,298
Senegal (Republic of) 6.25% 2024	4,120	3,881
Senegal (Republic of) 4.75% 2028	€5,300	5,329
Senegal (Republic of) 4.75% 2028	4,140	4,162
South Africa (Republic of) 4.665% 2024	$1,500	1,414
South Africa (Republic of) 8.00% 2030	ZAR59,400	2,727
South Africa (Republic of) 8.25% 2032	42,000	1,869
South Africa (Republic of) 8.50% 2037	14,100	597
South Africa (Republic of), Series R-214, 6.50% 2041	111,100	3,700
South Africa (Republic of), Series R-2048, 8.75% 2048	285,800	12,001
Sri Lanka (Democratic Socialist Republic of) 6.25% 2020	$2,400	1,683
Sri Lanka (Democratic Socialist Republic of) 6.25% 2021	4,651	3,209
Sri Lanka (Democratic Socialist Republic of) 5.75% 2023	1,500	1,065
Sri Lanka (Democratic Socialist Republic of) 6.125% 2025	2,500	1,550
Sri Lanka (Democratic Socialist Republic of) 6.85% 2025	400	248
Sri Lanka (Democratic Socialist Republic of) 6.825% 2026[1]	1,350	837
Sri Lanka (Democratic Socialist Republic of) 6.20% 2027[1]	2,500	1,525
Sri Lanka (Democratic Socialist Republic of) 6.20% 2027	300	183
Sri Lanka (Democratic Socialist Republic of) 6.75% 2028[1]	1,300	761
Sri Lanka (Democratic Socialist Republic of) 6.75% 2028	250	146
Sri Lanka (Democratic Socialist Republic of) 7.55% 2030	750	428
Tunisia (Republic of) 6.75% 2023	€5,070	5,111
Tunisia (Republic of) 6.75% 2023	110	111
Tunisia (Republic of) 5.625% 2024	800	734
Tunisia (Republic of) 5.75% 2025	$425	342
Tunisia (Republic of) 6.375% 2026	€6,500	5,878
Turkey (Republic of) 10.70% 2021	TRY10,600	1,605
Turkey (Republic of) 8.50% 2022	3,900	548
Turkey (Republic of) 7.25% 2023	$1,760	1,726
Turkey (Republic of) 2.00% 2024[2]	TRY15,973	2,275
Turkey (Republic of) 3.20% 2024[2]	6,564	1,017
Turkey (Republic of) 4.10% 2024[2]	9,473	1,521
Turkey (Republic of) 5.75% 2024	$800	747
Turkey (Republic of) 9.00% 2024	TRY2,825	375
Turkey (Republic of) 7.375% 2025	$800	788
Turkey (Republic of) 8.00% 2025	TRY15,450	1,932
Turkey (Republic of) 4.25% 2026	$2,950	2,467
Turkey (Republic of) 4.875% 2026	4,400	3,732
American Funds Emerging Markets Bond Fund — Page 4 of 12

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Turkey (Republic of) 5.125% 2028	$635	$534
Turkey (Republic of) 6.125% 2028	3,420	3,019
Turkey (Republic of) 7.625% 2029	1,400	1,339
Ukraine 14.64% 2020	UAH31,318	1,128
Ukraine 17.25% 2020	49,282	1,781
Ukraine 7.75% 2021	$2,900	2,801
Ukraine 14.91% 2022	UAH49,742	1,620
Ukraine 17.00% 2022	50,293	1,719
Ukraine 11.67% 2023	51,578	1,466
Ukraine 15.84% 2025	83,065	2,647
Ukraine 6.75% 2026	€7,358	7,241
Ukraine 6.75% 2026	1,000	984
Ukraine 4.375% 2030	580	515
Ukraine 0% 2040	$4,700	3,481
Ukraine Government 16.00% 2021	UAH40,000	1,376
Ukraine Government 10.00% 2023	31,600	864
Ukraine Government 8.994% 2024	$4,670	4,340
Ukraine Government 7.75% 2025	1,200	1,097
United Mexican States 4.00% 2046[2]	MXN39,000	1,708
United Mexican States 5.75% 2110	$3,348	3,486
United Mexican States, Series M, 8.00% 2023	MXN49,300	2,181
United Mexican States, Series M20, 10.00% 2024	8,017	382
United Mexican States, Series M, 5.75% 2026	248,800	9,921
United Mexican States, Series M20, 8.50% 2029	312,000	14,208
United Mexican States, Series M, 7.75% 2034	60,000	2,582
Uruguay (Oriental Republic of) 9.875% 2022	UYU84,576	1,849
Uruguay (Oriental Republic of) 4.375% 2028[2]	175,353	4,100
Uruguay (Oriental Republic of) 8.50% 2028	68,920	1,286
Venezuela (Bolivarian Republic of) 7.00% 2018[5]	$225	23
Venezuela (Bolivarian Republic of) 7.75% 2019[5]	4,983	498
Venezuela (Bolivarian Republic of) 6.00% 2020[5]	3,353	335
Venezuela (Bolivarian Republic of) 12.75% 2022[5]	300	30
Venezuela (Bolivarian Republic of) 9.00% 2023[5]	4,895	490
Venezuela (Bolivarian Republic of) 8.25% 2024[5]	2,276	228
Venezuela (Bolivarian Republic of) 7.65% 2025[5]	450	45
Venezuela (Bolivarian Republic of) 11.75% 2026[5]	225	23
Venezuela (Bolivarian Republic of) 9.25% 2027[5]	3,060	306
Venezuela (Bolivarian Republic of) 9.25% 2028[5]	1,129	113
Venezuela (Bolivarian Republic of) 11.95% 2031[5]	377	38
Venezuela (Bolivarian Republic of) 7.00% 2038[5]	377	38
		613,149
Corporate bonds & notes 10.00% Industrials 2.72%
Autoridad del Canal de Panama 4.95% 2035	400	462
CCCI Treasure Ltd. 3.425% (UST Yield Curve Rate T Note Constant Maturity 5-year + 1.998% on 2/21/2025)[4]	1,600	1,520
CCCI Treasure Ltd., 3.50% (UST Yield Curve Rate T Note Constant Maturity 5-year + 7.192% on 4/21/2020)[4]	3,621	3,612
Dianjian International Finance Ltd., 4.60% (UST Yield Curve Rate T Note Constant Maturity 5-year + 6.933% on 7/19/2023)[4]	3,100	3,053
DP World Crescent 4.848% 2028[1]	4,700	4,289
ENA Norte Trust 4.95% 2028	1,208	1,207
Lima Metro Line 2 Finance Ltd. 4.35% 2036[1]	2,520	2,401
Mexico City Airport Trust 5.50% 2046	1,609	1,320
American Funds Emerging Markets Bond Fund — Page 5 of 12

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
Mexico City Airport Trust 5.50% 2047	$2,128	$1,818
Rutas 2 and 7 Finance Ltd. 0% 2036[1]	2,820	1,665
		21,347
Energy 2.43%
KazMunayGas National Co. JSC 4.75% 2027	830	799
MV24 Capital BV 6.748% 2034[1]	4,252	3,371
Petrobras Global Finance Co. 8.75% 2026	1,550	1,682
Petróleos Mexicanos 7.19% 2024	MXN91,770	3,095
Petróleos Mexicanos 7.47% 2026	189,270	6,066
Petróleos Mexicanos 6.49% 2027[1]	$1,234	915
Petróleos Mexicanos 6.50% 2029	753	550
Petróleos Mexicanos 6.75% 2047	4,000	2,599
		19,077
Materials 1.84%
Braskem Idesa Sapi 7.45% 2029[1]	2,600	1,844
Braskem Netherlands Finance B.V., 5.875% 2050	2,400	1,874
Braskem SA 4.50% 2030[1]	2,590	2,025
CSN Islands XI Corp. 6.75% 2028[1]	1,600	1,032
CSN Resources SA 7.625% 2023	1,200	842
Cydsa SAB de CV 6.25% 2027	900	674
Cydsa SAB de CV 6.25% 2027[1]	755	565
Inversiones CMPC SA 3.85% 2030[1]	3,100	2,806
Suzano Austria GmbH 5.00% 2030	3,100	2,744
		14,406
Utilities 1.13%
Empresas Publicas de Medellin E.S.P. 8.375% 2027	COP10,000,000	2,252
Empresas Publicas de Medellin E.S.P. 4.25% 2029[1]	$3,230	2,781
Enel Chile SA 4.875% 2028	2,739	2,724
Enersis Américas SA 4.00% 2026	615	580
Engie Energia Chile SA 3.40% 2030[1]	656	564
		8,901
Financials 0.90%
Banco del Estado de Chile 2.704% 2025[1]	3,000	2,806
Bangkok Bank PCL 4.45% 2028[1]	900	990
HDFC Bank Ltd. 8.10% 2025	INR30,000	402
Housing Development Finance Corp., Ltd. 8.22% 2022	80,000	1,094
Industrial and Commercial Bank of China Ltd. 3.538% 2027	$900	981
PT Bank Tabungan Negara (Persero) Tbk. 4.20% 2025	910	801
		7,074
Communication services 0.45%
Globo Comunicação e Participações SA 4.875% 2030[1]	3,100	2,665
Tencent Holdings Ltd. 3.975% 2029	800	892
		3,557
Consumer staples 0.28%
JBS Investments GmbH II 7.00% 2026	1,200	1,202
JBS Investments GmbH II 5.75% 2028[1]	1,010	986
		2,188
American Funds Emerging Markets Bond Fund — Page 6 of 12

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Consumer discretionary 0.25%	Principal amount (000)	Value (000)
Melco International Development Ltd. 5.375% 2029[1]	$2,250	$1,958
Total corporate bonds & notes		78,508
U.S. Treasury bonds & notes 1.01% U.S. Treasury inflation-protected securities 1.01%
U.S. Treasury Inflation-Protected Security 0.125% 2024[2]	2,513	2,545
U.S. Treasury Inflation-Protected Security 0.50% 2024[2]	1,534	1,557
U.S. Treasury Inflation-Protected Security 0.125% 2030[2,6]	3,699	3,825
Total U.S. Treasury bonds & notes		7,927
Total bonds, notes & other debt instruments (cost: $835,295,000)		699,584
Short-term securities 8.33% Money market investments 6.66%	Shares
Capital Group Central Cash Fund 1.00%[7]	522,716	52,293
Bills & notes of governments & government agencies outside the U.S. 1.67%	Principal amount (000)
Mexican Treasury Bill (2,332.78)% due 6/18/2020	MXN2,490,000	10,346
Ukranian Treasury Bill 10.34% due 4/1/2020	UAH76,397	2,766
		13,112
Total short-term securities (cost: $68,497,000)		65,405
Total investment securities 97.42% (cost: $903,792,000)		764,989
Other assets less liabilities 2.58%		20,298
Net assets 100.00%		$785,287
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[8] (000)	Value at 3/31/2020[9] (000)	Unrealized appreciation (depreciation) at 3/31/2020 (000)
2 Year U.S. Treasury Note Futures	Long	569	July 2020	$113,800	$125,398	$2,166
5 Year U.S. Treasury Note Futures	Long	411	July 2020	41,100	51,523	1,343
10 Year Euro-Bund Futures	Short	101	June 2020	€(10,100)	(19,216)	187
10 Year Ultra U.S. Treasury Note Futures	Long	147	June 2020	$14,700	22,936	1,226
30 Year Ultra U.S. Treasury Bond Futures	Short	43	June 2020	(4,300)	(9,541)	(961)
						$3,961
American Funds Emerging Markets Bond Fund — Page 7 of 12

unaudited
Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 3/31/2020 (000)
Purchases (000)	Sales (000)
USD11,138	CNH78,080	Barclays Bank PLC	4/2/2020	$132
USD5,514	MYR23,320	JPMorgan Chase	4/2/2020	116
CNH78,080	USD11,021	Citibank	4/2/2020	(15)
MYR23,320	USD5,417	JPMorgan Chase	4/2/2020	(19)
USD1,870	MXN35,000	Citibank	4/3/2020	396
USD2,049	THB64,000	Standard Chartered Bank	4/3/2020	99
USD654	THB20,800	HSBC Bank	4/3/2020	20
THB84,800	USD2,706	HSBC Bank	4/3/2020	(122)
USD2,364	MXN45,100	Bank of America	4/6/2020	466
USD3,799	PLN15,000	Standard Chartered Bank	4/6/2020	173
USD517	EUR460	Citibank	4/6/2020	9
USD227	EUR200	Bank of America	4/6/2020	7
EUR533	USD585	Barclays Bank PLC	4/6/2020	3
EUR4,860	USD5,443	Goldman Sachs	4/6/2020	(82)
PLN21,050	EUR4,873	Goldman Sachs	4/6/2020	(287)
PLN45,653	EUR10,625	JPMorgan Chase	4/6/2020	(685)
USD10,329	MXN200,000	HSBC Bank	4/7/2020	1,912
EUR1,380	USD1,503	HSBC Bank	4/7/2020	20
USD8,305	COP29,159,380	Bank of America	4/8/2020	1,131
USD3,094	BRL14,025	JPMorgan Chase	4/8/2020	396
USD1,913	EUR1,760	Standard Chartered Bank	4/8/2020	(29)
USD2,074	BRL9,200	JPMorgan Chase	4/9/2020	304
USD1,429	ZAR21,700	HSBC Bank	4/9/2020	218
EUR1,480	CZK37,625	JPMorgan Chase	4/9/2020	119
EUR3,520	USD3,917	JPMorgan Chase	4/9/2020	(34)
EUR2,000	USD2,241	JPMorgan Chase	4/9/2020	(34)
USD4,880	EUR4,480	Goldman Sachs	4/9/2020	(63)
CZK96,598	EUR3,800	JPMorgan Chase	4/9/2020	(306)
USD1,669	ZAR26,300	Morgan Stanley	4/14/2020	202
USD1,019	CNH7,100	Barclays Bank PLC	4/15/2020	19
CNH10,100	USD1,437	HSBC Bank	4/15/2020	(13)
EUR3,900	USD4,351	Morgan Stanley	4/15/2020	(47)
USD2,058	ZAR34,200	Citibank	4/16/2020	150
USD1,455	PEN5,090	Goldman Sachs	4/16/2020	(27)
ZAR60,500	USD3,482	Barclays Bank PLC	4/16/2020	(108)
CZK64,869	EUR2,540	Citibank	4/16/2020	(193)
USD1,041	MXN20,420	HSBC Bank	4/17/2020	183
CZK32,160	EUR1,189	UBS AG	4/20/2020	(19)
USD2,732	EUR2,500	UBS AG	4/20/2020	(27)
MXN35,000	USD1,514	Goldman Sachs	4/20/2020	(44)
USD4	INR320	JPMorgan Chase	4/21/2020	—[10]
EUR645	USD720	Citibank	4/22/2020	(8)
EUR1,000	USD1,117	Goldman Sachs	4/22/2020	(13)
BRL9,200	USD1,965	Goldman Sachs	4/22/2020	(197)
USD5,423	INR406,780	HSBC Bank	4/23/2020	61
USD4,720	CNH33,400	Standard Chartered Bank	4/23/2020	12
USD1,846	INR140,600	JPMorgan Chase	4/24/2020	(7)
EUR5,330	USD5,835	Morgan Stanley	4/27/2020	50
MYR24,000	USD5,513	JPMorgan Chase	4/27/2020	39
EUR2,400	USD2,627	Morgan Stanley	4/27/2020	23
CZK67,300	EUR2,444	JPMorgan Chase	4/27/2020	9
American Funds Emerging Markets Bond Fund — Page 8 of 12

unaudited
Forward currency contracts  (continued)

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 3/31/2020 (000)
Purchases (000)	Sales (000)
USD5,419	MYR24,000	JPMorgan Chase	4/27/2020	$(133)
USD4,136	BRL20,130	Goldman Sachs	4/28/2020	269
USD3,255	BRL16,000	Standard Chartered Bank	4/28/2020	182
USD1,047	INR78,600	Standard Chartered Bank	4/28/2020	12
USD333	ZAR5,850	Goldman Sachs	4/28/2020	7
BRL18,900	USD3,776	Bank of New York Mellon	4/28/2020	(145)
PLN21,029	EUR4,535	Citibank	4/29/2020	75
CZK123,678	EUR4,450	Citibank	4/29/2020	63
USD1,602	EUR1,480	Bank of New York Mellon	4/29/2020	(32)
USD5,411	MYR23,320	JPMorgan Chase	5/4/2020	17
EUR1,400	USD1,538	Citibank	5/6/2020	9
EUR1,017	USD1,123	JPMorgan Chase	5/6/2020	—[10]
USD1,293	EUR1,170	Bank of New York Mellon	5/6/2020	—[10]
USD3,518	EUR3,200	HSBC Bank	5/6/2020	(17)
MXN44,800	USD1,928	Goldman Sachs	5/6/2020	(50)
USD4,337	EUR4,005	Bank of America	5/6/2020	(87)
USD8,106	BRL41,840	JPMorgan Chase	5/8/2020	75
USD11,019	CNH78,080	Citibank	5/14/2020	15
USD10,597	EUR9,438	Standard Chartered Bank	6/12/2020	158
PLN19,320	USD5,076	UBS AG	6/12/2020	(407)
CZK144,310	USD6,379	UBS AG	6/12/2020	(567)
USD19,968	EUR17,695	Citibank	6/19/2020	392
EUR1,670	USD1,843	Goldman Sachs	6/19/2020	4
USD2,534	CZK58,470	Bank of America	10/21/2020	172
RON16,508	EUR3,350	HSBC Bank	10/21/2020	(2)
EUR3,350	RON16,558	JPMorgan Chase	10/21/2020	(9)
CZK58,470	USD2,548	Standard Chartered Bank	10/21/2020	(186)
PLN9,750	USD2,546	Citibank	10/21/2020	(188)
				$3,517
Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 3/31/2020 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 3/31/2020 (000)
2.655%	3-month USD-LIBOR	12/30/2024	$36,300	$3,682	$—	$3,682
3-month USD-LIBOR	2.795%	12/30/2029	19,300	(3,851)	—	(3,851)
					$—	$(169)
Credit default swaps
Centrally cleared credit default swaps on credit indices — sell protection
Receive/ Payment frequency	Pay	Expiration date	Notional (000)	Value at 3/31/2020 (000)	Upfront receipts (000)	Unrealized depreciation at 3/31/2020 (000)
1.00%/Quarterly	CDX.EM.33	6/20/2025	$7,373	$(857)	$(653)	$(204)
American Funds Emerging Markets Bond Fund — Page 9 of 12

unaudited
[1]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $113,597,000, which represented 14.47% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[4]	Step bond; coupon rate may change at a later date.
[5]	Scheduled interest and/or principal payment was not received.
[6]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $2,823,000, which represented .36% of the net assets of the fund.
[7]	Rate represents the seven-day yield at 3/31/2020.
[8]	Notional amount is calculated based on the number of contracts and notional contract size.
[9]	Value is calculated based on the notional amount and current market price.
[10]	Amount less than one thousand.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official
American Funds Emerging Markets Bond Fund — Page 10 of 12

unaudited
settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $116,369,000. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. The average month-end notional amount of open forward currency contracts while held was $168,737,000. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. The average month-end notional amounts of interest rate swaps and credit default swaps while held were $59,042,000 and $7,373,000, respectively.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of March 31, 2020 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	$—	$613,149	$—	$613,149
Corporate bonds & notes	—	78,508	—	78,508
U.S. Treasury bonds & notes	—	7,927	—	7,927
Short-term securities	52,293	13,112	—	65,405
Total	$52,293	$712,696	$—	$764,989
American Funds Emerging Markets Bond Fund — Page 11 of 12

unaudited
	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$4,922	$—	$—	$4,922
Unrealized appreciation on open forward currency contracts	—	7,719	—	7,719
Unrealized appreciation on interest rate swaps	—	3,682	—	3,682
Liabilities:
Unrealized depreciation on futures contracts	(961)	—	—	(961)
Unrealized depreciation on open forward currency contracts	—	(4,202)	—	(4,202)
Unrealized depreciation on interest rate swaps	—	(3,851)	—	(3,851)
Unrealized depreciation on credit default swaps	—	(204)	—	(204)
Total	$3,961	$3,144	$—	$7,105
*	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the investment portfolio.

Key to abbreviations and symbols
ARS = Argentine pesos	MYR = Malaysian ringgits
BRL = Brazilian reais	NGN = Nigerian naira
CNH/CNY = Chinese yuan renminbi	PEN = Peruvian nuevos soles
COP = Colombian pesos	PLN = Polish zloty
CZK = Czech korunas	RON = Romanian leu
DOP = Dominican pesos	RUB = Russian rubles
EGP = Egyptian pounds	THB = Thai baht
EUR/€ = Euros	TRY = Turkish lira
GHS = Ghanaian cedi	UAH = Ukrainian hryvnia
IDR = Indonesian rupiah	USD/$ = U.S. dollars
INR = Indian rupees	UYU = Uruguayan pesos
LIBOR = London Interbank Offered Rate	ZAR = South African rand
MXN = Mexican pesos
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2020 Capital Group. All rights reserved.
MFGEFPX-114-0520O-S73214	American Funds Emerging Markets Bond Fund — Page 12 of 12